Document and Entity Information	12 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	VISUALANT INC
Entity Central Index Key	0001074828
Document Type	Other
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company